PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

6.        PROPERTY AND EQUIPMENT

			Furniture,			Assets
	Facility	Leasehold	fixture and	Computer		under
	Leases	Improvements	equipment	Equipment	Vehicles	Construction	Total
	(US$’000)
Cost
At July 1, 2020	83,665	20,127	26,410	50,603	1,026	741	182,572
Additions	29,388	5,351	4,625	10,396	298	1,092	51,150
Transfer from CWIP	—	248	440	53	—	(741)	—
Foreign exchange movements	1,227	65	171	210	8	—	1,681
Disposal	(3,207)	—	(10)	(423)	(50)	—	(3,690)
At June 30, 2021	111,073	25,791	31,636	60,839	1,282	1,092	231,713

Accumulated depreciation
At July 1, 2020	22,137	15,092	17,414	42,711	630	—	97,984
Charge for the year	13,988	3,033	3,378	6,521	222	—	27,142
Disposal	—	—	(10)	(74)	(32)	—	(116)
At June 30, 2021	36,125	18,125	20,782	49,158	820	—	125,010

Net book value
At June 30, 2021	74,948	7,666	10,854	11,681	462	1,092	106,703
At June 30, 2020	61,528	5,035	8,996	7,892	396	741	84,588

Cost
At July 1, 2019	74,077	17,318	19,775	42,984	759	2,781	157,694
Additions	12,288	1,638	5,704	6,775	393	741	27,539
Transfer from CWIP	—	1,128	710	943	—	(2,781)	—
Foreign exchange movements	358	43	221	71	(64)	—	629
Disposal	(3,058)	—	—	(170)	(62)	—	(3,290)
At June 30, 2020	83,665	20,127	26,410	50,603	1,026	741	182,572

Accumulated depreciation
At July 1, 2019	10,422	12,674	14,329	37,451	509	—	75,385
Charge for the year	12,149	2,418	3,085	5,279	169	—	23,100
Disposal	(434)	—	—	(19)	(48)	—	(501)
At June 30, 2020	22,137	15,092	17,414	42,711	630	—	97,984

Net book value
At June 30, 2020	61,528	5,035	8,996	7,892	396	741	84,588
At June 30, 2019	63,655	4,644	5,446	5,533	250	2,781	82,309

No impairment of property, plant and equipment was recorded in the years ending June 30, 2021, 2020 and 2019.

Depreciation charge for the years ended June 30, 2021, 2020 and 2019 comprise of:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Depreciation from continuing operations	27,142	23,100	19,173
Depreciation from discontinued operations	—	—	905
Total	27,142	23,100	20,078

6.1.     Right of use assets comprise of:

			Furniture,			Assets
	Facility	Leasehold	fixture and	Computer		under
	Leases	Improvements	equipment	Equipment	Vehicles	Construction	Total
	(US$’000)
Right-of-use assets
Balance at July 1, 2020	61,276	1,507	5,085	2,961	414	—	71,243
Additions	29,388	576	177	109	—	—	30,250
Disposal - net of depreciation	(3,207)	—	—	(349)	(8)	—	(3,564)
Transferred to owned	—	(1,123)	(4,434)	(1,629)	—	—	(7,186)
Foreign exchange movements	1,220	79	254	180	19	—	1,752
Depreciation charge for the year	(13,929)	(600)	(1,082)	(840)	(169)	—	(16,620)
Balance at June 30, 2021	74,748	439	—	432	256	—	75,875

Balance at July 1, 2019	63,357	321	1,320	913	282	1,488	67,681
Transfer from CWIP	—	388	703	397	—	(1,488)	—
Additions	12,288	1,474	4,900	2,835	309	—	21,806
Disposal - net of depreciation	(2,624)	—	—	(151)	(5)	—	(2,780)
Foreign exchange movements	323	34	121	28	(9)	—	497
Depreciation charge for the year	(12,068)	(710)	(1,959)	(1,061)	(163)	—	(15,961)
Balance at June 30, 2020	61,276	1,507	5,085	2,961	414	—	71,243

6.2.     Lease liabilities:

	June 30,	June 30,
	2021	2020
	(US$’000)
Lease liabilities included in statement of financial position as of	83,999	74,712
Current	12,121	12,668
Non Current	71,878	62,044

6.3.     Description of lease activities:

The Group leases buildings for its offices, equipment and vehicles. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Leases are typically made for a fixed period of 3-7 years and may include renewal options, which provide operational flexibility and when recognizing right-of-use assets and lease liabilities, the Group includes certain renewal options where the Group is reasonably assured to exercise the renewal option. The operating leases recognized have reasonably assured lease terms ranging from 2 to 14 years. The Group allocates the consideration in the contract of lease related to the building to the lease and non-lease components based on their relative stand-alone prices.

6.4.     Other lease disclosures:

A maturity analysis of lease liability is shown in Note 22.3. Interest expense on lease liabilities is $7.3 million (June 30, 2020: $6.5 million). The expense incurred relating to short-term leases, not included in the measurement of lease liabilities, is $0.2 million (June 30, 2020: $1.0 million) and no other variable lease payments were incurred during the year ended June 30, 2021. The total cash outflow for leases amounted $17.5 million (June 30, 2020: $12.2 million). Lease payments total  $10.8 million and $9.1 million for the year ended June 30, 2021 and June 30, 2020 respectively.

The Group recognized 91 (June 30, 2020: 94) leases related to right of use assets. During the year ended June 30, 2021, there were 13 new leases (June 30, 2020: 25) and 16 (June 30, 2020: 18) disposal of leases.

6.5.     Security Interest on property and equipment

The net book value of property and equipment at June 30, 2021 and 2020 includes $11.8 million and $7.0 million, respectively, of assets that are pledged as security for borrowings.